Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill [Abstract]
Impairment of goodwill	¥ 6,592,220